CONDENSED CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (1,756)	$ (2,898)	$ (4,770)	$ 2,198
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income taxes	424	(636)	(1,427)	349
Total other comprehensive income (loss), net of income taxes	424	(636)	(1,427)	349
Comprehensive loss	$ (1,332)	$ (3,534)	$ (6,197)	$ 2,547